FINANCIAL INSTRUMENTS - RISK MANAGEMENT - Financial liabilities by category (Details) - USD ($)	Dec. 31, 2019	Jun. 30, 2019
Amortized cost
Financial liabilities by category
Financial liabilities	$ 171,837,539	$ 152,771,707
Fair value
Financial liabilities by category
Financial liabilities	1,302,524	2,861,511
Trade Payables and other payables | Amortized cost
Financial liabilities by category
Financial liabilities	55,808,808	41,031,148
Borrowings | Amortized cost
Financial liabilities by category
Financial liabilities	111,165,575	103,556,730
Employee benefits and social security | Amortized cost
Financial liabilities by category
Financial liabilities	4,863,156	5,357,218
Financed payment - Acquisition of business | Amortized cost
Financial liabilities by category
Financial liabilities		2,826,611
Private warrants | Fair value
Financial liabilities by category
Financial liabilities	$ 1,302,524	$ 2,861,511